	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2023

SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 94.88%
	Communication Services - Telecommunication Services -- 1.16%
139,500	Verizon Communications Inc.	$5,259,150

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 5.60%
24,800	Home Depot, Inc.	8,594,440
150,430	LKQ Corporation	7,189,050
101,500	TJX Companies Inc	9,521,715
		25,305,205
	Consumer Discretionary - Consumer Durables & Apparel -- 1.07%
87,500	M.D.C. Holdings, Inc.	4,834,375

	Consumer Discretionary - Consumer Services -- 0.08%
8,646	Cedar Fair, L.P.	344,111

	Consumer Staples - Consumer Staples Distribution & Retail -- 2.72%
78,155	Sysco Corporation	5,715,475
46,180	Target Corporation	6,576,956
		12,292,431
	Consumer Staples – Food, Beverage & Tobacco -- 4.60%
142,500	Coca-Cola Company	8,397,525
101,500	Mondelez International, Inc. Class A	7,351,645
53,500	Philip Morris International Inc.	5,033,280
		20,782,450
	Consumer Staples - Household & Personal Products -- 4.45%
180,430	Kenvue, Inc.	3,884,658
53,500	Procter & Gamble Company	7,839,890
173,000	Unilever PLC Sponsored ADR	8,387,040
		20,111,588
	Energy - Energy -- 3.49%
48,000	Chevron Corporation	7,159,680
41,000	ConocoPhillips	4,758,870
119,100	Enterprise Products Partners L.P.	3,138,285
20,183	Williams Companies, Inc.	702,974
		15,759,809
	Financials - Banks -- 4.68%
61,500	JPMorgan Chase & Co.	10,461,150
52,800	PNC Financial Services Group, Inc.	8,176,080
58,070	U.S. Bancorp	2,513,270
		21,150,500
	Financials - Financial Services -- 8.12%
7,950	BlackRock, Inc.	6,453,810

37,500	CME Group Inc. Class A	7,897,500
50,500	Cohen & Steers, Inc.	3,824,365
44,740	Northern Trust Corporation	3,775,161
49,500	Raymond James Financial, Inc.	5,519,250
134,495	Charles Schwab Corp	9,253,256
		36,723,342
	Financials - Insurance -- 1.66%
33,320	Chubb Limited	7,530,320

	Health Care - Health Care Equipment & Services -- 7.20%
89,045	Abbott Laboratories	9,801,183
99,610	CVS Health Corporation	7,865,206
109,000	Medtronic Plc	8,979,420
42,675	Quest Diagnostics Incorporated	5,884,029
		32,529,838
	Health Care – Pharmaceuticals, Biotechnology & Life Sciences -- 11.98%
57,500	AbbVie, Inc.	8,910,775
120,000	Astrazeneca PLC Sponsored ADR	8,082,000
160,950	GSK plc Sponsored ADR	5,964,807
49,460	Johnson & Johnson	7,752,360
82,000	Merck & Co., Inc.	8,939,640
250,000	Perrigo Co. Plc	8,045,000
223,750	Pfizer, Inc.	6,441,763
		54,136,345
	Industrials - Capital Goods -- 8.20%
35,260	Eaton Corp. Plc	8,491,313
29,500	Honeywell International Inc.	6,186,445
9,500	Illinois Tool Works Inc.	2,488,430
36,725	L3Harris Technologies Inc	7,735,020
42,320	Lincoln Electric Holdings, Inc.	9,202,907
6,500	Lockheed Martin Corporation	2,946,060
		37,050,175
	Industrials - Commercial & Professional Services -- 0.31%
40,840	Genpact Limited	1,417,556

	Industrials - Transportation -- 1.25%
23,075	Union Pacific Corporation	5,667,682

	Information Technology - Semiconductors & Semiconductor Equipment -- 4.66%
35,160	Analog Devices, Inc.	6,981,369
6,355	Broadcom Inc.	7,093,769
77,410	Microchip Technology Incorporated	6,980,834
		21,055,972
	Information Technology - Software & Services -- 6.13%
46,000	International Business Machines Corporation	7,523,300
39,760	Microsoft Corporation	14,951,350
49,500	Oracle Corporation	5,218,785
		27,693,435

	Information Technology - Technology Hardware & Equipment -- 2.14%
134,115	Cisco Systems, Inc.	6,775,490
99,145	Juniper Networks, Inc.	2,922,794
		9,698,284
	Materials - Materials -- 5.91%
29,095	Air Products and Chemicals, Inc.	7,966,211
31,500	Avery Dennison Corporation	6,368,040
101,125	Ball Corporation	5,816,710
85,500	DuPont de Nemours, Inc.	6,577,515
		26,728,476
	Real Estate - Equity Real Estate Investment Trusts (REITs) -- 4.96%
37,635	American Tower Corporation	8,124,644
10,750	Equinix, Inc.	8,657,942
86,800	W. P. Carey Inc.	5,625,508
		22,408,094
	Utilities - Utilities -- 4.51%
126,965	CMS Energy Corporation	7,372,857
118,470	NextEra Energy, Inc.	7,195,868
69,000	WEC Energy Group Inc	5,807,730
		20,376,455
	TOTAL COMMON STOCKS
	(cost $307,203,258)	428,855,593

SHORT-TERM INVESTMENTS – 4.97%
	Money Market Deposit Account – 0.64%
$2,892,152	U.S. Bank Money Market, 5.270%	2,892,152

	Money Market Fund – 1.25%
5,639,817	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class),
	7-day net yield, 5.266%	5,639,817

	U.S. Government Securities – 3.08%
5,000,000	U.S. Treasury Bill 01/02/2024, (1)	5,000,000
5,000,000	U.S. Treasury Bill 02/01/2024, 4.881%	4,978,028
4,000,000	U.S. Treasury Bill 03/05/2024, 5.076%	3,963,619
		13,941,647
	TOTAL SHORT-TERM INVESTMENTS
	(cost $22,472,516)	22,473,616

	TOTAL INVESTMENTS
	(cost $329,675,774) - 99.85%	451,329,209

	OTHER ASSETS, NET OF LIABILITIES - 0.15%	676,604

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$452,005,813

	(1) The Treasury Bill has reached full maturity.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          Level 1 - quoted prices in active markets for identical investments

          Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2023, in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1
Common Stocks(1)	$428,855,593
Money Market Deposit Account	2,892,152
Money Market Fund	5,639,817
Level 2
U.S. Government Securities	13,941,647
Level 3
None	—
Total	$451,329,209

(1) See Schedule above for further detail by industry.